TERM FACILITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance at beginning of the period	$ 5,897	$ 6,900
Repayments	(3,333)	(833)
Unwinding of fair value adjustment	(51)	(170)
Balance at end of the period	2,513	5,897
Less: Current portion	(2,513)	(3,384)
Non-current portion	$ 0	$ 2,513